BUSINESS COMBINATIONS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
As at March 31, 2022, the preliminary determination of the fair value of the net assets acquired and liabilities assumed arising from the L3H MT acquisition are as follows:

L3H MT
Current assets	$110.0
Current liabilities	(130.8)
Property, plant and equipment	96.3
Right-of-use assets	31.6
Intangible assets	1,342.8
Deferred tax	41.2
Other non-current assets	7.7
Long-term debt, including current portion	(33.9)
Other non-current liabilities	(104.0)
Total purchase consideration, including the hedge of the purchase price	$1,360.9
Purchase price adjustment payable	(8.4)
Total cash consideration paid on acquisition date	$1,352.5
As at March 31, 2022, the preliminary determination of the fair value of the net assets acquired and liabilities assumed arising from the AirCentre acquisition are as follows:

AirCentre
Current assets	$42.0
Current liabilities	(3.4)
Right-of-use assets	0.3
Intangible assets	423.2
Deferred tax	1.2
Other non-current assets	36.9
Long-term debt, including current portion	(0.3)
Other non-current liabilities	(1.0)
Fair value of net assets acquired, excluding cash acquired	$498.9
Cash acquired	3.8
Total cash consideration paid on acquisition date	$502.7
As at March 31, 2021, the preliminary determination of the fair value of the net assets acquired and liabilities assumed arising from the acquisitions are as follows:

Total
Current assets, excluding cash on hand	$128.8
Current liabilities	(132.5)
Property, plant and equipment	8.5
Right-of-use assets	62.6
Intangible assets	219.8
Investment in equity accounted investees	4.1
Deferred tax	0.7
Other non-current assets	0.5
Long-term debt, including current portion	(73.0)
Other non-current liabilities	(20.1)
Fair value of net assets acquired, excluding cash acquired	$199.4
Cash acquired	6.0
Total purchase consideration	$205.4
Net short-term payable	(1.1)
Settlement of pre-existing relationship	(0.3)
Fair value of long-term contingent cash consideration payable	(11.5)
Total cash consideration paid on acquisition date	$192.5